Long-Term Prepaid Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Prepaid Expenses [Abstract]
Schedule of Long-Term Prepaid Expenses

Long-term prepaid expenses was comprised of the following:

	June 30, 2025	December 31, 2024
Prepaid expenses for public infrastructure	$7,404,436	$7,583,098
Less: accumulated amortization	(438,781)	(365,112)
	$6,965,655	$7,217,986